Additional Disclosures on Financial Instruments- Quantitative information (Details) - Level 3 € in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2024 EUR (€)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Stock price volatility | Warrants
Additional Disclosures on Financial Instruments
Fair value, Financial liabilities	€ (83,747)	€ (214,581)	€ (202,159)
Percentage, up	10.00%	10.00%	10.00%
Percentage, down		10.00%
Effect on financial result, up	€ 4,430	€ 5,648	€ 2,095
Effect on financial result, down	€ 5,154	€ 6,397	€ 2,293
Stock price volatility | Warrants | Minimum
Additional Disclosures on Financial Instruments
Significant unobservable input, liabilities	0.96	0.97	0.87
Stock price volatility | Warrants | Maximum
Additional Disclosures on Financial Instruments
Significant unobservable input, liabilities	1.06	1.07	0.97
Stock price volatility | 2024 Public Offering over-allotment option
Additional Disclosures on Financial Instruments
Fair value, Financial liabilities	€ (4,617)
Significant unobservable input, liabilities	1.06
Percentage, up	10.00%
Effect on financial result, up	€ 257
Effect on financial result, down	€ 289
Price of recent market transaction | Investment in equity instrument
Additional Disclosures on Financial Instruments
Fair value, Financial liabilities		€ 4,641	€ 4,641
Percentage, up		10.00%	10.00%
Effect on financial result, up		€ 464	€ 464
Effect on financial result, down		€ 464	€ 464